Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Total notional	[1]	¥ 4,645,496	¥ 3,838,432
Derivative assets, Fair value		23,889	18,363
Derivative liabilities, Fair value	[1]	23,325	18,336
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,642,052	3,835,440
Derivative assets, Fair value	[2]	23,880	18,362
Derivative liabilities, Fair value	[1],[2]	23,046	18,156
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	48,868	39,203
Derivative assets, Fair value	[2]	1,077	1,065
Derivative liabilities, Fair value	[1],[2]	1,510	1,610
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,161,702	3,423,357
Derivative assets, Fair value	[2]	16,635	12,799
Derivative liabilities, Fair value	[1],[2]	15,526	12,065
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	37,483	35,007
Derivative assets, Fair value	[2]	219	276
Derivative liabilities, Fair value	[1],[2]	331	358
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	393,751	337,616
Derivative assets, Fair value	[2]	5,948	4,219
Derivative liabilities, Fair value	[1],[2]	5,675	4,120
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	248	257
Derivative assets, Fair value	[2]	1	3
Derivative liabilities, Fair value	[1],[2]	4	3
Derivatives designated as formal fair value or net investment accounting hedges [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	3,444	2,992
Derivative assets, Fair value		9	1
Derivative liabilities, Fair value	[1]	279	180
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	3,254	2,828
Derivative assets, Fair value			0
Derivative liabilities, Fair value	[1]	279	180
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	190	164
Derivative assets, Fair value		9	1
Derivative liabilities, Fair value	[1]		¥ 0

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	The amounts reported include derivatives used for non-trading purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2023 and September 30, 2023.